Investments in Associates and Joint Ventures - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate	£ 239	£ 211
Agrokor d.d.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Shares owned by related party in non-controlling interest			26.00%	26.00%
Gains (losses) on remeasuring available-for-sale financial assets, before tax			£ (27)
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate	£ 231	£ 204
Ownership interest in associates	29.46%	29.57%	29.71%	29.89%